LONG-TERM BANK LOAN (Long-Term Bank Loan [Member])	12 Months Ended
Dec. 31, 2014
Long-Term Bank Loan [Member]
Long-term bank loan [Line Items]
LONG-TERM BANK LOAN
11.	LONG-TERM BANK LOAN

	As of December 31
	2013	2014
Loan from China Construction Bank, Tianjin branch, at 6.72% per annum	8,201	9,152
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum	4,920	-
Total long-term bank loan	13,121	9,152

As of December 31, 2014, the contractual maturities of these loans are as follows:

Year	Amount

2016	4,576
2017	4,576
Total long-term bank loan	9,152

As of December 31, 2014, the Group's long term bank loan is denominated in RMB and is mainly secured by the Group's facility under construction and the underlying land use rights with net book value of $23,117.

Vimicro Tianjin obtained a credit facility of up to RMB186 million ($29,600) from China Construction Bank Tianjin Branch for the construction of a project for the research, development and production of digital high-definition security and surveillance products and solutions on March 28, 2012. The loan may be drawn down in installments no later than March 2017, based on the actual cash needs and the progression of the projects. The loan will bear an interest rate at 105% of the benchmark interest rate as published by the People's Bank of China from time to time, adjusted on an annual basis. The interest rate on long-term bank loan as of December 31, 2013 and December 31, 2014 was 6.72%. Interest expenses were $800 and $887 including $347 and $528 capitalized interest expenses recorded as construction in progress for the years ended December 31, 2013 and December 31, 2014, respectively. The bank loan contains covenants relating to maintenance of certain levels of financial ratios, such as leverage ratio, current ratio, contingent liabilities ratio and balance of contingent liability. The Group was in compliance with the covenants as of December 31, 2013 and December 31, 2014.

The Group has drawn down RMB80 million ($13,074) under the facility as of December 31, 2014. The use of the loan is subject to the pre-approval from the bank before each payment is made by the Group. The Group needs to repay 30% in 2015 and 35% in 2016 of the principal amounts that have been drawn down under the facility and repay the remaining principal amounts with all accrued interest in 2017. The current portion of the loan of $3,922 as of December 31, 2014 was classified as short term bank loan in the consolidated balance sheets.